PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member] - D. Boral ARC Acquisition I Corp [Member] - USD ($)	Aug. 01, 2025	Mar. 31, 2026	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	200,000
Sale of units per share	$ 10.00	$ 10.00	$ 10.00
Sale of units in initial public offering aggragate amount	$ 2,000,000